CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Accounts payable of the Consolidated VIEs without recourse to the primary beneficiaries	$ 37,163	$ 8,644
Accrued expenses and other payables of the Consolidated VIEs without recourse to the primary beneficiaries	636,880	285,248
Advances from customers of the Consolidated VIEs without recourse to the primary beneficiaries	29,355	27,155
Amount due to related parties of the Consolidated VIEs without recourse to the primary beneficiaries	46,025	36,790
Short-term bank borrowings of the Consolidated VIEs without recourse to the primary beneficiaries	856	2,013
Deferred revenue of the Consolidated VIEs without recourse to the primary beneficiaries	426,675	268,241
Income tax payable of the Consolidated VIEs without recourse to the primary beneficiaries	9,539	9,614
Accrued expenses and other payables of the Consolidated VIEs without recourse to the primary beneficiaries	7,894	7,547
Long-term bank borrowings of the Consolidated VIEs without recourse to the primary beneficiaries	1,026
Deferred revenue of the Consolidated VIEs without recourse to the primary beneficiaries	171,262	133,481
Convertible debts of the Consolidated VIEs without recourse to the primary beneficiaries	1,061,796	726,950
Deferred tax liabilities of the Consolidated VIEs without recourse to the primary beneficiaries	679	4,378
Unrecognized tax benefits of the Consolidated VIEs without recourse to the primary beneficiaries	2,974	3,088
VIEs
Accounts payable of the Consolidated VIEs without recourse to the primary beneficiaries	5,095	5,484
Accrued expenses and other payables of the Consolidated VIEs without recourse to the primary beneficiaries	236,883	89,489
Advances from customers of the Consolidated VIEs without recourse to the primary beneficiaries	4,832	6,091
Amount due to related parties of the Consolidated VIEs without recourse to the primary beneficiaries	1,297	1,235
Short-term bank borrowings of the Consolidated VIEs without recourse to the primary beneficiaries	856	2,013
Deferred revenue of the Consolidated VIEs without recourse to the primary beneficiaries	119,219	137,512
Income tax payable of the Consolidated VIEs without recourse to the primary beneficiaries	1,785	1,673
Accrued expenses and other payables of the Consolidated VIEs without recourse to the primary beneficiaries	1,630	4,190
Long-term bank borrowings of the Consolidated VIEs without recourse to the primary beneficiaries	1,026	0
Deferred revenue of the Consolidated VIEs without recourse to the primary beneficiaries	72,439	61,571
Convertible debts of the Consolidated VIEs without recourse to the primary beneficiaries
Deferred tax liabilities of the Consolidated VIEs without recourse to the primary beneficiaries
Unrecognized tax benefits of the Consolidated VIEs without recourse to the primary beneficiaries	$ 2,522	$ 2,636
Class A ordinary shares
Ordinary shares, Par value (in dollars per share)	$ 0.0005	$ 0.0005
Ordinary shares, Authorized (in shares)	14,800,000,000	14,800,000,000
Ordinary shares, Issued (in shares)	190,423,065	182,009,760
Ordinary shares, Outstanding (in shares)	190,423,065	182,009,760
Class B ordinary shares
Ordinary shares, Par value (in dollars per share)	$ 0.0005	$ 0.0005
Ordinary shares, Authorized (in shares)	200,000,000	200,000,000
Ordinary shares, Issued (in shares)	152,175,703	152,956,453
Ordinary shares, Outstanding (in shares)	152,175,703	152,956,453